Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025
(dollars in thousands)

Identity of issuer, borrower, lessor, or similar party	Description of investment	Current value
Common Commingled Trust and Collective Investment Trust Funds:
T. Rowe Price	T. Rowe Price Stable Value Common Trust Fund - Class Q	$116,408
T. Rowe Price	T. Rowe Price Large-Cap Growth Trust (Class B)	148,800
JPMCB	JPMCB SmartRetirement Passive Blend Income Fund CF-B	116,083
JPMCB	JPMCB SmartRetirement Passive Blend 2025 Fund CF-B	174,441
JPMCB	JPMCB SmartRetirement Passive Blend 2030 Fund CF-B	281,383
JPMCB	JPMCB SmartRetirement Passive Blend 2035 Fund CF-B	416,082
JPMCB	JPMCB SmartRetirement Passive Blend 2040 Fund CF-B	387,466
JPMCB	JPMCB SmartRetirement Passive Blend 2045 Fund CF-B	343,324
JPMCB	JPMCB SmartRetirement Passive Blend 2050 Fund CF-B	345,502
JPMCB	JPMCB SmartRetirement Passive Blend 2055 Fund CF-B	276,745
JPMCB	JPMCB SmartRetirement Passive Blend 2060 Fund CF-B	116,382
JPMCB	JPMCB SmartRetirement Passive Blend 2065 Fund - C Class	32,963
Prudential	Jennison Small/Mid Cap Fund	23,372
Vanguard	Vanguard Total Bond Market Index Fund	249,400
Vanguard	Vanguard Institutional Index Fund	547,049
Vanguard	Vanguard Extended Market Index Institutional Fund	207,581
Vanguard	Vanguard Total International Stock Index Fund	297,313

Registered Investment Company Funds:
**Vanguard	STIF Holding Fund-Vanguard Federal Money Market Fund	6,716
Dodge and Cox	Dodge & Cox Stock Fund	45,862
American Funds	American Funds EuroPacific Growth Fund	20,111
Baird	Baird Core Plus Bond Fund	62,314

Common Stock:
*DaVita Inc.	DaVita Stock Fund	37,542

*Participant loans	4.25% – 9.50% maturing through December 2035	133,169
	Total Investments	$4,386,008
* Represents a party-in-interest.
** Nonparticipant-directed investments. Costs of the nonparticipant directed investments approximate current value at December 31, 2025.